Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payments [Abstract]
Schedule of the Movement of Share-Based Payment Reserves	The movement of share-based payment reserves during the year is as follows:
Amount
USD

As at January 1, 2022	3,162,544
Reversal of prior provisions	(2,214,795)
Share-based payments expense during the year (note 8)	564,741
At December 31, 2022	1,512,490

Share options exercised during the year	(919,916)
Reversal of prior provisions	(536,366)
Share-based payments expense during the year (note 8)	359,365
As at December 31, 2023	415,573

Schedule of Share Option Outstanding	Share options outstanding at the end of each year are the follows:
	2023	2022
	Shares options	Shares options

Opening balance as of January 1,	1,070,999	851,985
Granted during the year	217,001	219,014
Exercised during the year	(555,487)	-
Ending shares option as of December 31,	732,513	1,070,999

Schedule of Options are Fair Valued Using Monte Carlo Simulation	The options are fair valued using Monte Carlo simulation. The following assumptions are used in calculating the fair values of the options: 2023 2022 Expected weighted average volatility (%) 130% 80% Probability of no default 92% 92% Risk-free interest rate 4.38% 4.74%